Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
SP Funds Dow Jones Global Sukuk ETF
Shareholder Report [Line Items]
Fund Name	SP Funds Dow Jones Global Sukuk ETF
Class Name	SP Funds Dow Jones Global Sukuk ETF
Trading Symbol	SPSK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds Dow Jones Global Sukuk ETF (the "Fund") for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com/spsk/ . You can also request this information by contacting us at (425) 409-9500 .
Additional Information Phone Number	(425) 409-9500
Additional Information Website	www.sp-funds.com/spsk/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds Dow Jones Global Sukuk ETF	$25	0.50%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 314,028,000
Holdings Count | Holdings	139
Advisory Fees Paid, Amount	$ 720,476
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)

Fund Size (Thousands)	$314,028
Number of Holdings	139
Total Advisory Fee Paid	$720,476
Portfolio Turnover Rate	12%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
KSA Sukuk Ltd.	16.3
Perusahaan Penerbit SBSN Indonesia III	12.2
Isdb Trust Services NO 2 SARL	9.1
Suci Second Investment Co.	5.1
Saudi Electricity Sukuk Programme Co.	5.0
Sharjah Sukuk Program Ltd.	4.2
D.P. World Crescent Ltd.	3.7
SA Global Sukuk Ltd.	3.7
Saudi Electricity Global Sukuk Co.	2.6
DIB Sukuk Ltd.	2.4

SP Funds S&P 500 Sharia Industry Exclusions ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P 500 Sharia Industry Exclusions ETF
Class Name	SP Funds S&P 500 Sharia Industry Exclusions ETF
Trading Symbol	SPUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds S&P 500 Sharia Industry Exclusions ETF (the "Fund") for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com/spus/ . You can also request this information by contacting us at (425) 409-9500 .
Additional Information Phone Number	(425) 409-9500
Additional Information Website	www.sp-funds.com/spus/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P 500 Sharia Industry Exclusions ETF	$22	0.45%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 1,245,769,000
Holdings Count | Holdings	219
Advisory Fees Paid, Amount	$ 2,416,312
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)

Fund Size (Thousands)	$1,245,769
Number of Holdings	219
Total Advisory Fee Paid	$2,416,312
Portfolio Turnover Rate	5%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Microsoft Corp.	11.0
NVIDIA Corp.	10.7
Apple, Inc.	9.7
Amazon.com, Inc.	6.2
Meta Platforms, Inc. - Class A	4.6
Broadcom, Inc.	3.7
Alphabet, Inc. - Class A	3.2
Tesla, Inc.	3.1
Alphabet, Inc. - Class C	2.6
Eli Lilly & Co.	1.9

SP Funds S&P Global REIT Sharia ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P Global REIT Sharia ETF
Class Name	SP Funds S&P Global REIT Sharia ETF
Trading Symbol	SPRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds S&P Global REIT Sharia ETF (the "Fund") for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com/spre/ . You can also request this information by contacting us at (425) 409-9500 .
Additional Information Phone Number	(425) 409-9500
Additional Information Website	www.sp-funds.com/spre/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P Global REIT Sharia ETF	$24	0.51%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.51%
Net Assets	$ 153,226,000
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 377,772
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)

Fund Size (Thousands)	$153,226
Number of Holdings	33
Total Advisory Fee Paid	$377,772
Portfolio Turnover Rate	26%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Goodman Group	12.7
Prologis, Inc.	12.4
Welltower, Inc.	12.2
Equinix, Inc.	12.2
AvalonBay Communities, Inc.	4.9
Equity Residential	4.9
Equity LifeStyle Properties, Inc.	4.8
Camden Property Trust	4.8
Weyerhaeuser Co.	4.8
Mid-America Apartment Communities, Inc.	4.6